Share-Based Compensation (Details) - USD ($)			6 Months Ended
	Oct. 02, 2025	Feb. 18, 2025	Mar. 31, 2026	Mar. 31, 2025
Share-Based Compensation [Line Items]
Unrecognized share-based compensation expenses (in Dollars)				$ 21,250
Weighted average period			684250 years
EZGO 2022 Plan [Member] | Board of Directors [Member]
Share-Based Compensation [Line Items]
Restricted shares granted		133
October 2025 Equity Incentive Plan [Member]
Share-Based Compensation [Line Items]
Ordinary shares issued	907
Mr. Jianhui Ye [Member]
Share-Based Compensation [Line Items]
Ownership percent	100.00%